CORPORATE BORROWINGS AND CAPITAL AND FINANCING LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2013
CORPORATE BORROWINGS AND CAPITAL AND FINANCING LEASE OBLIGATIONS
Summary of the carrying value of corporate borrowings and capital and financing lease obligations

(In thousands)	December 31, 2013	December 31, 2012
	(Successor)	(Successor)
Senior Secured Credit Facility-Term Loan due 2016 (4.25% as of December 31, 2012)	$—	$465,878
Senior Secured Credit Facility-Term Loan due 2018 (4.75% as of December 31, 2012)	—	297,000
Senior Secured Credit Facility-Term Loan due 2020 (3.50% as of December 31, 2013)	767,502	—
5% Promissory Note payable to NCM due 2019	8,333	—
8.75% Senior Fixed Rate Notes due 2019	647,666	654,692
9.75% Senior Subordinated Notes due 2020	655,310	661,105
Capital and financing lease obligations, 8.25%-11%	116,199	122,645

	2,195,010	2,201,320
Less: current maturities	(16,080)	(14,280)

	$2,178,930	$2,187,040

Schedule of minimum annual payments required under existing capital and financing lease obligations (net present value thereof) and maturities of corporate borrowings

	Capital and Financing Lease Obligations
				Principal Amount of Corporate Borrowings
(In thousands)	Minimum Lease Payments	Less Interest	Principal		Total
2014	$16,808	$9,867	$6,941	$9,139	$16,080
2015	16,933	9,207	7,726	9,139	16,865
2016	16,943	8,474	8,469	9,139	17,608
2017	16,951	7,671	9,280	9,139	18,419
2018	17,112	6,782	10,330	9,139	19,469
Thereafter	96,571	23,118	73,453	1,931,826	2,005,279

Total	$181,318	$65,119	$116,199	$1,977,521	$2,093,720